Consolidated Statement of Cash Flows - additional details - Depreciation, amortization, impairments and fair value adjustments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ 1,191	$ 1,226	$ 1,226
Property, plant & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Total	417	393	385
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Total	89	83	91
Intangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Total	829	752	745
Financial assets
Disclosure of detailed information about property, plant and equipment [line items]
Total	0	0	7
Other non-current assets
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ (144)	$ (2)	$ (2)